UNITED INVESTORS LIFE INSURANCE COMPANY

Supplement dated February 4, 2005 to Prospectuses and Statements of Additional

Information dated May 1, 2004

•	Titanium Investor Variable Annuity Policy

•	Titanium Investor Variable Universal Life Insurance Policy

Scudder Investment VIT Funds recently advised us that they intend to close the Scudder VIT EAFE® Equity Index Fund on July 25, 2005.

Accordingly, effective March 1, 2005, the Scudder VIT EAFE® Equity Index Fund subaccount will no longer be available for new investments in the Titanium Investor Variable Annuity or Titanium Investor Universal Life Insurance Policies.

Please keep this Supplement with your Prospectus and Statement of Additional Information dated May 1, 2004.

UI-683, Ed. 2/05